Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

13 Goodwill

The changes in goodwill in 2018 and 2017 were as follows:

	2018	2017
Balances as of January 1
Cost	9,020	9,029
Accumulated impairment	(154)	(186)
Book value	8,866	8,843
Changes in book value:
Acquisitions	11	-
Purchase accounting and other adjustments related to Freescale acquisition	-	(28)
Translation differences	(20)	51
Total changes	(9)	23
Balances as of December 31
Cost	8,971	9,020
Accumulated impairment	(114)	(154)
Book value	8,857	8,866

No goodwill impairment charges were required to be recognized in 2018 or 2017.

The fair value of the reporting units substantially exceeds the carrying value of the reporting units.

See note 22, “Segments and Geographical Information”, for goodwill by segment and note 3, “Acquisitions and Divestments”.